UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 700

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Everest Funds

Everest America Fund

April 30, 2004

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………..…	1

Performance Summary………………………………………………	2

Schedule of Investments ………………………………………...…..	3-4

Statement of Assets and Liabilities ………………………………....	5

Statement of Operations …………………………………….………	6

Statement of Changes in Net Assets …………………………..……	7

Financial Highlights …………………………………………..…….	8

Notes to the Financial Statements ………………………………..…	9-12

Information About Trustees and Officers……………………………	13-14

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

June 2004

Dear Fellow Shareholders:

As you know, the Everest America Fund reflects our philosophy of investing in S&P 500 stocks whom with solid revenues and earnings that have consistently out performed the S&P 500 index.  The Fund concentrates its investment in a core group of 30 to 50 common stocks.

Results for the fund and its comparable benchmark are presented below.

Total Return with Dividends	Six Month Cumulative Returns (10/31/03 to 04/30/04)	One Year Cumulative Returns (04/30/03 to 04/30/04)	Annualized Returns Since Inception (12/01/00 to 04/30/04)
Everest America	6.21%	17.94%	0.04%
S & P 500	6.27%	22.88%	3.50%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-232-3837.

In closing, allow us to thank all of our shareholders for your continued support.  Together we are building your financial future.

Sincerely,

Vinod Gupta

Curt Van Hill

President

Chief Investment Officer

Investment returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  Please refer to the “Schedule of Investments” for further information regarding fund holdings.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including investment objectives, risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

6/04

Everest America Fund

PERFORMANCE SUMMARY

RATE OF RETURN (%)
FOR THE PERIOD ENDED APRIL 30, 2004

	Six Months	Annualized
	Ended	Since Inception
Total Return	April 30, 2004	December 1, 2000

Everest America Fund	6.21%	0.04%
S & P 500 (SPX)	6.27%	3.50%

The Everest America Fund
Schedule of Investments as of April 30, 2004

	COMMON STOCKS	Shares	Market Value

4.10%	Software
	Adobe Systems, Inc.	1,700	70,550
	Symantec Corp. *	1,600	72,080
			142,630
3.60%	Telecommunications
	Alltel Corp.	1,300	65,442
	Nextel Communications Inc. *	2,500	59,625
			125,067
13.29%	Healthcare
	Becton Dickinson and Co.	1,300	65,715
	Biomet, Inc. *	1,700	67,150
	Forest Laboratories Inc. *	900	58,032
	Health Management Associates Inc.	2,900	67,077
	Quest Diagnostics Inc.	800	67,480
	Stryker Corp	700	69,251
	Unitedhealth Group Inc.	1,100	67,628
			462,333
15.74%	Consumer Services
	Apollo Group, Inc. *	900	81,900
	H and R Block Inc.	1,100	49,621
	Harrahs Entertainment Inc.	1,300	69,134
	Hilton Hotels Corp.	4,100	71,709
	International Game Technology	1,800	67,932
	Marriott International Inc.	1,500	70,740
	Starbucks Corp. *	1,800	70,056
	Wendys International Inc.	1,700	66,300
			547,392
7.83%	Business Services
	American Standard, Co. *	600	63,114
	First Data Corp.	1,700	77,163
	Moody's Corp.	1,000	64,510
	RR Donnelley and Sons Co.	2,300	67,666
			272,453
18.41%	Financial Services
	Aetna, Inc.	900	74,475
	Ambac Financial Group Inc	900	62,100
	Bear Stearns Companies, Inc.	800	64,112
	Citigroup, Inc.	1,400	67,326
	Countrywide Financial Co.	1,100	65,200
	Golden West Financial Corp.	600	63,066
	KeyCorp.	2,100	62,370
	Simon Property Group Inc.	1,200	57,852
	SouthTrust Corp.	2,000	61,960
	The Chubb Corp.	900	62,100
			640,561
The Everest America Fund
Schedule of Investments as of April 30, 2004
(Continued)

	COMMON STOCKS	Shares	Market Value

8.09%	Consumer Goods
	Altria Group Inc.	1,200	66,456
	Fortune Brands Inc.	900	68,625
	McCormick & Co Inc.	2,200	75,152
	RJ Reynolds Tobacco Holdings Inc.	1,100	71,247
			281,480
11.33%	Industrial Materials
	Deere & Co.	1,000	68,040
	Johnson Controls Inc.	1,100	60,346
	Parker Hannifin Corp.	1,200	66,348
	Plum Creek Timber Co., Inc.	2,200	65,032
	Praxair Inc.	1,800	65,790
	Rockwell Automation Inc.	2,100	68,649
			394,205
10.02%	Energy
	ChevronTexaco, Corp.	800	73,200
	ConocoPhillips	1,000	71,300
	Kinder Morgan Inc.	1,100	66,231
	Marathon Oil Corp.	2,000	67,120
	Occidental Petroleum Corp.	1,500	70,800
			348,651
3.65%	Utilities
	Entergy Corp.	1,100	60,060
	Exelon Corp.	1,000	66,940
			127,000

96.07%	Total Common Stocks (Cost $3,222,494)		3,341,772

	Bank Deposits	300	300
	Wisconsin Corporate Central Credit, 0.77%	155,994	155,994

4.49%	Total Short-Term Investments (Cost $156,294)		156,294

	Total Investments (Cost $3,378,788)		3,498,066

	Dividends and interest receivable		1,904
	Receivable from Investment Adviser		10,674
	Total Liabilities		(32,026)

-0.56%	Total Other Assets and Liabilities		(19,448)

100.00%	Total Net Assets		3,478,618

* Non-income producing security.
	See Notes to the Financial Statements.

The Everest America Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004

ASSETS:
Investments, at fair value (cost $3,378,788)	$ 3,498,066
Dividends and interest receivable	1,904
Receivable from Investment Adviser	10,674
Other assets	-
Total Assets	3,510,644

LIABILITIES:
Accrued expenses	32,026
Total Liabilities	32,026

NET ASSETS	$ 3,478,618

NET ASSETS CONSIST OF:
Capital stock	$ 4,711,949
Accumulated undistributed net investment income	(1,698)
Accumulated undistributed net realized gain (loss) on investments sold	(1,350,911)
Net unrealized appreciation (depreciation) on investments	119,278
Total Net Assets	$ 3,478,618

Shares outstanding (No par value, unlimited shares authorized)	350,895

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 9.91

See Notes to the Financial Statements.

The Everest America Fund
STATEMENT OF OPERATIONS
For the Six Months ended April 30, 2004

INVESTMENT INCOME:
Dividend income	$ 21,416
Interest income	601
Total investment income	22,017

EXPENSES:
Distribution fees	4,281
Advisor	17,125
Custodial fees	2,698
Administrative fees	-
Audit	6,162
Blue sky	1,869
Trustee	182
Fund accounting	-
Insurance	499
Legal	4,766
Miscellaneous	601
Printing and mailing	149
Registration expense	249
Transfer agent expense	249
Transfer agent fee	10,839
Total expenses before waiver and reimbursement	49,669
Less: Waiver of expenses and reimbursement from Adviser	(28,263)
Net expenses	21,406

NET INVESTMENT INCOME	611

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investment transactions	424,110
Change in unrealized appreciation (depreciation) on investments	(218,423)
Net realized and unrealized gain on investments	205,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 206,298

See Notes to the Financial Statements.

The Everest America Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003
OPERATIONS:
Net investment income	$ 611	$ 9,552
Net realized gain (loss) on investment transactions	424,110	(21,067)
Change in unrealized appreciation (depreciation) on investments	(218,423)	380,237
Net increase (decrease) in net assets resulting from operations	206,298	368,721

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,189)	(15,913)
Net realized gains	-	-
Total distributions	(7,189)	(15,913)

CAPITAL SHARE TRANSACTIONS:
Shares sold	145,000	980,000
Reinvestment of dividends	7,189	15,913
Shares redeemed	(234,298)	(7,901)
Net increase (decrease) in net assets resulting from capital share transactions	(82,108)	988,012

TOTAL INCREASE IN NET ASSETS	117,000	1,340,820

NET ASSETS:
Beginning of period	3,361,618	2,020,798
End of period (including current year and prior period undistributed net
investment income of $611 and $4,881 respectively)	$ 3,478,618	$ 3,361,618

See Notes to the Financial Statements.

The Everest America Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

		Six Months Ended
		April 30, 2004	Year Ended	Year Ended[1]
		(Unaudited)	October 31, 2003	October 31, 2002
PER SHARE DATA:
	Net asset value, beginning of period	$9.35	$8.35	$10.00
	Income (loss) from investment operations:
	Net investment income	-	0.03	0.02
	Net realized and unrealized gain (loss) on investments	0.58	1.04	(1.67)
	Total from investment operations	0.58	1.07	(1.65)
	Less distributions:
	Dividends from net investment income	(0.02)	(0.07)	-
	Distributions from net realized gains	-	-	-
	Total distributions	(0.02)	(0.07)	-
	Net asset value, end of period	$9.91	$9.35	$8.35

TOTAL RETURN (2)		6.21%	12.88%	(16.50)%

SUPPLEMENTAL DATA AND RATIOS:
	Net assets, in thousands, end of period	$3,479	$3,362	$2,021

	Ratio of net expenses to average net assets (3) (4)	1.25%	1.25%	1.25%

	Ratio of net investment income to average net assets (3) (4)	0.04%	0.37%	0.25%

	Portfolio turnover rate (3)	327.16%	7.07%	277.64%

(1)	Commencement of operations occurred on November 1, 2001
(2)	Not annualized
(3)	Computed on an annualized basis.
(4)	Without expense reimbursements of $28,263 and $55,022 for the periods ended April 30, 2004 and October 31, 2003
	the ratio of expenses to average net assets would have been 2.90 and 3.39%, respectively, and the ratio of net
	investment loss to average net assets would have been (1.61)% and (1.77)%, respectively.

See Notes to the Financial Statements.

The Everest America Fund

Notes to the Financial Statements

April 30, 2004

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest America Fund (the “Fund”) and the Everest3 Fund (collectively the “Funds”).  The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”) and securities of foreign companies. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (ETFs) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Organization Costs – Expenses in connection with the organization of the Fund were paid by the Adviser.

c)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

d)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

e)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.

Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

4.

Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments for the year ended April 30, 2004 were as follows:

                Purchases—at cost

         $5,145,673

                Sales proceeds

$5,191,117

There were no purchases or sales of long-term U.S. government securities by the Fund.

5.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended April 30, 2004 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the six month period ended April 30, 2004, the Adviser reimbursed the Everest America Fund $28,263, $10,674 of which represented a receivable at April 30, 2004.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest America Fund incurred $4,281 pursuant to the Plans for the year ended April 30, 2004.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

6.

Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$3,404,686	$175,037	($81,657)	$93,380	$611	$ -

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
April 30, 2004	$ 7,189	$ 0
October 31, 2003	$ 15,913	$ 0
October 31, 2002	$ 0	$ 0

Capital Loss carry forwards, which may be used to offset future realized capital gains for Federal Income Tax purposes, were as follows at October 31, 2003:

Net Capital Loss Carryover	Capital Loss Carryover Expiration

$ 1,412,686	10/31/2010
$ 46,250	10/31/2011

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.  (This information is unaudited).

7.

Related Party Disclosure

The Trustees, Officers, and related parties in aggregate hold 98.09% of net assets of the Fund at April 30, 2004.

8.

 Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-402-593-4548; (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Commission’s website at http://www.sec.gov/.

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Vinod Gupta * 5805 S. 86th Circle Omaha, NE 68127 Age: 57	President, Treasurer and Trustee	Indefinite; Since 2000	President of Everest Funds Management, LLC, the Fund’s manager since May 2000; Founder of infoUSA Inc.; Chairman of the Board of infoUSA Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	2	President of Everest Investment Management, LLC since May, 2000.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 80	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	2	Board of Directors, infoUSA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 58	Independent Trustee	Indefinite; Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	2	Director, SITEL Corp.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Kevin M. Cawley (50) 8303 W. Dodge Omaha, NE 68114	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	2	None
Jess A. Gupta* (25) 2900 Washington St. San Francisco, CA 94115	N/A	Indefinite; since 2003	Associate at infoUSA since 1997.	2	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

SEMI-ANNUAL REPORT

The Everest Funds

Everest[3] Fund

April 30, 2004

TABLE OF CONTENTS

Page
Shareholder Letter …..………………………………………………	1

Performance Summary………………………………………………	2

Schedule of Investments ………………..…………………………..	3

Statement of Assets and Liabilities …………….….………………..	4

Statement of Operations ……………………….……………………	5

Statement of Changes in Net Assets …………………..……………	6

Financial Highlights …………………………………..…………….	7

Notes to the Financial Statements ……………………..……………	8-11

Information about Trustees and Officers……………………………	12-13

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

June 2004

Dear Fellow Shareholders:

As you know, the Everest3 Fund has an investment strategy using the three most popular exchange traded funds (ETF’s).  The fund will primarily invest in three exchange-traded funds, which go by the popular names of Spiders, Diamonds, and Qubes.  The three ETFs are index-tracking securities designed to follow the S&P 500 index, Dow Jones Industrial Average, and the NASDAQ 100 index respectively.

Results for the fund and comparable benchmarks are presented below.

Total Return with Dividends	Six Month Cumulative Returns (10/31/03 to 04/30/04)	One Year Cumulative Returns (04/30/03 to 04/30/04)	Annualized Returns Since Inception (12/01/00 to 04/30/04)
Everest[3]	2.92%	19.57%	-8.07%
DJIA S & P 500 NASDAQ 100	5.43% 6.27% -1.06%	23.32% 22.88% 26.70%	1.49% -3.40% -15.66%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-232-3837.

In closing, allow us to thank all of our shareholders for your continued support.   Together we are building your financial future.

Sincerely,

Vinod Gupta

Curt Van Hill

President

Chief Investment Officer

Investment returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market® based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including investment objectives, risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

6/04

Everest[3] Fund

PERFORMANCE SUMMARY

RATE OF RETURN (%)
FOR THE PERIOD ENDED APRIL 30, 2004

	Six Months	Annualized
	Ended	Since Inception
Total Return	April 30, 2004	December 1, 2000

Everest[3] Fund	2.92%	-8.07%
Dow Jones Industrial Average (INDU)	5.43%	1.49%
S & P 500 (SPX)	6.27%	-3.40%
Nasdaq 100 (NDX)	-1.06%	-15.66%

	The Everest[3] Fund
	Schedule of Investments as of April 30, 2004

	UNIT INVESTMENT TRUSTS	Shares	Market Value

99.66%	EXCHANGE TRADED FUNDS

	DIAMONDS Trust, Series 1	11,300	1,156,555
	Nasdaq-100 Index Tracking Stock *	32,000	1,112,640
	SPDR Trust Series 1	10,300	$ 1,142,888

	Total Unit Investment Trusts (Cost $2,929,747)		$ 3,412,083

0.62%	SHORT-TERM INVESTMENTS

	Bank Deposits	300	300
	Wisconsin Corporate Central Credit, 0.77%	20,925	20,925

	Total Short-Term Investments (Cost $21,225)		21,225

	Total Investments (Cost $2,950,972)		3,433,308

-0.28%	OTHER ASSETS AND LIABILITIES

	Dividends and interest receivable		693
	Receivable from Investment Adviser		8,612
	Total Liabilities		(18,845)

	Total Other Assets and Liabilities		(9,540)

100.00%	Total Net Assets		$ 3,423,768

* Non-income producing security.
[1] Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. .
The rates listed above are as of April, 30 2004

See Notes to the Financial Statements.

The Everest[3] Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004

ASSETS:
Investments, at fair value (cost $2,950,972)	$ 3,433,308
Dividends and interest receivable	693
Receivable from Investment Adviser	8,612
Other assets	-
Total Assets	3,442,613

LIABILITIES:
Accrued expenses	18,845
Total Liabilities	18,845

NET ASSETS	$ 3,423,768

NET ASSETS CONSIST OF:
Capital stock	$ 4,594,770
Accumulated undistributed net investment income	$ 1,120
Accumulated undistributed net realized gain (loss) on investments sold	$ (1,654,457)
Net unrealized appreciation (depreciation) on investments	$ 482,336
Total Net Assets	$ 3,423,768

Shares outstanding (No par value, unlimited shares authorized)	465,667

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 7.35

See Notes to the Financial Statements.

The Everest[3] Fund
STATEMENT OF OPERATIONS
For the Six Months ended April 30, 2004

INVESTMENT INCOME:
Dividend income	$ 20,537
Interest income	11
Total investment income	20,548

EXPENSES:
Distribution fees	4,305
Advisor	8,610
Custodial fees	1,387
Administrative fees	-
Audit	4,828
Blue sky	2,008
Trustee	182
Fund accounting	-
Insurance	499
Legal	4,766
Miscellaneous	601
Printing and mailing	149
Registration expense	249
Transfer agent expense	142
Transfer agent fee	7,120
Total expenses before waiver and reimbursement	34,845
Less: Waiver of expenses and reimbursement from Adviser	(21,931)
Net expenses	12,914

NET INVESTMENT INCOME	7,634

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions	636
Change in unrealized appreciation (depreciation) on investments	81,693
Net realized and unrealized gain (loss) on investments	82,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 89,963

See Notes to the Financial Statements.

The Everest[3] Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003
OPERATIONS:
Net investment income	$ 7,634	$ 11,782
Net realized gain (loss) on investment transactions	636	(1,201)
Change in unrealized appreciation (depreciation) on investments	81,693	463,059
Net increase (decrease) in net assets resulting from operations	89,963	473,640

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,349)	(16,406)
Net realized gains	-	-
Total distributions	(18,349)	(16,406)

CAPITAL SHARE TRANSACTIONS:
Shares sold	345,500	1,655,000
Reinvestment of dividends	18,349	16,406
Shares redeemed	(255,664)	(59,155)
Net increase (decrease) in net assets resulting from capital share transactions	108,185	1,612,251

TOTAL INCREASE (DECREASE) IN NET ASSETS	179,799	2,069,485

NET ASSETS:
Beginning of period	3,243,969	1,174,485
End of period (including current year and prior period undistributed net
investment income of $7,634 and $11,835, respectively)	$ 3,423,768	$ 3,243,969

See Notes to the Financial Statements.

The Everest[3] Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

		Six Months Ended
		April 30, 2004	Year Ended	Year Ended	Year Ended[1]
		(Unaudited)	October 31, 2003	October 31, 2002	October 31, 2001
PER SHARE DATA:
	Net asset value, beginning of period	$7.18	$6.03	$7.76	$10.00
	Income (loss) from investment operations:
	Net investment income	0.02	0.03	0.04	0.03
	Net realized and unrealized gain (loss) on investments	0.19	1.18	(1.73)	(2.27)
	Total from investment operations	0.21	1.21	(1.69)	(2.24)
	Less distributions:
	Dividends from net investment income	(0.04)	(0.06)	(0.04)	-
	Distributions from net realized gains	-	-	-	-
	Total distributions	(0.04)	(0.06)	(0.04)	-
	Net asset value, end of period	$7.35	$7.18	$6.03	$7.76

TOTAL RETURN (2)		2.92%	20.29%	(21.89)%	(22.40)%

SUPPLEMENTAL DATA AND RATIOS:
	Net assets, in thousands, end of period	$3,424	$3,244	$1,174	$4,708

	Ratio of net expenses to average net assets (3) (4)	0.75%	0.75%	0.75%	0.50%

	Ratio of net investment income to average net assets (3) (4)	0.44%	0.52%	0.57%	0.83%

	Portfolio turnover rate (3)	8.10%	2.66%	73.00%	0.00%

(1)	Commencement of operations occurred on December 1, 2000.
(2)	Not annualized.
(3)	Computed on an annualized basis.
(4)	Without expense reimbursements of $21,931 and $42,531 for the periods ended April 30, 2004 and October 31, 2003
	the ratio of expenses to average net assets would have been 2.02% and 2.64%, respectively, and the ratio of net
	investment gain/loss to average net assets would have been (0.83)% and (1.37)%, respectively.

See Notes to the Financial Statements.

The Everest3 Fund

Notes to the Financial Statements

April 30, 2004

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest3 Fund (the “Fund”) and the Everest America Fund (collectively the “Funds”).  The accompanying financial statements and financial highlights consist of the Everest3 Fund.

The investment objective of the Everest3 Fund is long-term capital growth through investing in shares of exchange traded funds ("ETFs"). The Everest3 Fund invests primarily in Standard & Poor’s Depositary Receipts®, or “SPDRs”® (sometimes called “Spiders”); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or “QQQs” (sometimes called “Cubes,” “Qubes” or “Qs”).  SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index® (the “S&P 500® Index”), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index®, respectively.  The Fund commenced operations on December 1, 2000.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

g)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (ETFs) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

h)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

i)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

j)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the debt security in determining the cost basis of debt securities.

k)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.

Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest3 Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003
Shares outstanding beginning of year	451,747	194,726
Purchases of shares	44,836	263,775
Shares reinvested	2,437	2,744
Shares redeemed	(33,353)	(9,498)
Shares Outstanding End of year	465,667	451,747

4.

Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended April 30, 2004 were as follows:

    Purchases—at cost

$279,975

    Sales proceeds

$134,911

There were no purchases or sales of long-term U.S. government securities by the Fund.

5.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Everest3 Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended April 30, 2004 exceed 0.75% of the Everest3 Fund’s average daily net assets on an annual basis. During the period ended April 30, 2004, the Adviser reimbursed the Everest3 Fund $ 21,931, $8,612 of which represented a receivable at April 30, 2004.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Funds’ average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest3 Fund incurred $4,305 pursuant to the Plans for the period ended April 30, 2004.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and fund accountant. U.S. Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

6.

Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$3,221,933	$365,793	$(154,418)	$211,375	$7,634	$ -

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Period Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
April 30, 2004	$ 18,349	$ 0
October 31, 2003	$ 16,406	$ 0
October 31, 2002	$ 26,319	$ 0

Capital Loss carry forwards, which may be used to offset future realized capital gains for Federal Income Tax purposes, were as follows at October 31, 2003:

Net Capital Loss Carryover	Capital Loss Carryover Expiration
$ 75	10/31/2009
$1,380,158	10/31/2010
$ 3,899	10/31/2011

The following amounts represent current year permanent tax differences that have been reclassified as of October 31, 2003:

Year Ended	Capital Stock	Accumulated undistributed net investment income	Accumulated undistributed net realized loss on investments sold
October 31, 2003	($ 186)	$ 186	$ 0

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.  (This information is unaudited).

7.

Related Party Disclosure

The Trustees, Officers, and related parties in aggregate hold 97.64% of net assets of the Fund at April 30, 2004.

8.

Trademark Disclosure

"Standard & Poor’s Depositary Receipts®, SPDRs®, the Standard & Poor’s 500 Composite Stock Price Index®, and S&P 500® are trademarks of The McGraw Hill Companies, Inc. Dow Jones Industrial AverageSM and DIAMONDSSM are trademarks and service marks of Dow Jones & Company, Inc. Nasdaq-100 Index®, Nasdaq-100 SharesSM, and The Nasdaq Stock Market® are trademarks and service marks of The Nasdaq Stock Market, Inc. Neither Everest Funds nor the Everest3 Fund is associated with, or sponsored, endorsed, sold or promoted by, The McGraw Hill Companies, Inc., Dow Jones & Company, Inc., or The Nasdaq Stock Market, Inc."

9.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-402-593-4548; (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Commission’s website at http://www.sec.gov.

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Vinod Gupta * 5805 S. 86th Circle Omaha, NE 68127 Age: 57	President, Treasurer and Trustee	Indefinite; Since 2000	President of Everest Funds Management, LLC, the Fund’s manager since May 2000; Founder of infoUSA Inc.; Chairman of the Board of infoUSA Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	2	President of Everest Investment Management, LLC since May, 2000.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 80	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	2	Board of Directors, infoUSA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 58	Independent Trustee	Indefinite; Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	2	Director, SITEL Corp.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Kevin M. Cawley (50) 8303 W. Dodge Omaha, NE 68114	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	2	None
Jess A. Gupta* (25) 2900 Washington St. San Francisco, CA 94115	N/A	Indefinite; since 2003	Associate at infoUSA since 1997.	2	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 30, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Exhibit-99 CODE ETH.  Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSRS are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSRS is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta

*Vinod Gupta President

Date July 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta

*Vinod Gupta President

Date July 7, 2004

* Print the name and title of each signing officer under his or her signature.